Operating Segment Information - Summary of Reconciliation of Reportable Segment Revenues, Profit, Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Reportable segment revenue	¥ 120,860	¥ 114,930	¥ 101,721
- Reclassification of expired sales in advance of carriage			357
- Reclassification of taxes relating to the expired tickets	126	348	397
Consolidated revenue	120,986	115,278	102,475
Profit before income tax
Reportable segment profit before income tax	4,302	3,867	8,620
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(3)	(11)	(10)
Profit before income tax	4,299	3,856	¥ 8,610
Assets
Reportable segment assets	282,936	236,765
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	7	10
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	2,242	2,242
Consolidated assets	285,185	239,017
Liabilities
Reportable segment liabilities	212,539	177,413
- Others		3
Consolidated liabilities	¥ 212,539	¥ 177,416